 Oppenheimer Balanced Fund         Oppenheimer Gold & Special Minerals Fund
 Oppenheimer Capital Income Fund   Oppenheimer Principal Protected Main
                                       Street Fund(R)
  Oppenheimer Cash Reserves         Oppenheimer Principal Protected Main Street
                                        Fund III(R)
  Oppenheimer Dividend Growth Fund  Oppenheimer Quest International Value
                                        Fund, Inc.SM
  Oppenheimer Equity Income Fund,
      Inc.

     Statement of Additional Information Supplement dated May 12, 2008

     This supplement  amends the Statement of Additional  Information of each of the above  referenced  funds  (each a "Fund")  and is in  addition  to any other supplements.  The Statement of Additional Information of each Fund is amended as follows:

     1.  The  second  paragraph,   not  including  the  bullet  points,  in  the
sub-section titled "How the Fund Is Managed-Organization  and History-Classes of
Shares," is deleted in its entirety and is replaced by the following:

     The Fund  currently  has four classes of shares:  Class A, Class B, Class C and Class N. All classes invest in the same investment portfolio.  Each class of shares:

     2. The seventh  paragraph  and list of  recipients  of the  section  titled
"Payments to Fund  Intermediaries" are deleted in their entirety and replaced by the following;

     For  the  year  ended   December  31,   2007,   the   following   financial
intermediaries   and/or  their  respective  affiliates  offered  shares  of  the
Oppenheimer  funds and received revenue sharing or similar  distribution-related payments from the Manager or the Distributor for marketing or program support:

1st Global Capital Company                Legend Equities Corporation
Advantage Capital Corporation             Lincoln Benefit National Life
Aegon USA                                 Lincoln Financial Advisors Corporation
Aetna Life Insurance & Annuity
          Company                         Lincoln Investment Planning, Inc.
AG Edwards & Sons, Inc.               Linsco Private Ledger Financial
                                          Massachusetts Mutual Life Insurance
AIG Financial Advisors                         Company
AIG Life Variable Annuity                 McDonald Investments, Inc.
                                          Merrill Lynch Pierce Fenner &
Allianz Life Insurance Company                 Smith, Inc.
Allmerica Financial Life Insurance &
      Annuity Company                      Merrill Lynch Insurance Group
Allstate Life Insurance Company            MetLife Investors Insurance Company
American Enterprise Life Insurance         MetLife Securities, Inc.
American General Annuity Insurance         Minnesota Life Insurance Company
American Portfolios Financial Services,
      Inc.                                 MML Investor Services, Inc.
Ameriprise Financial Services, Inc.        Mony Life Insurance Company
Ameritas Life Insurance Company            Morgan Stanley & Company, Inc.
Annuity Investors Life Insurance Company   Multi-Financial Securities Corporation
Associated Securities Corporation          Mutual Service Corporation
AXA Advisors LLC                           NFP Securities, Inc.
AXA Equitable Life Insurance Company       Nathan & Lewis Securities, Inc.
Banc One Securities Corporation            National Planning Corporation
Cadaret Grant & Company, Inc.          Nationwide Financial Services, Inc.
CCO Investment Services Corporation        New England Securities Corporation
                                           New York Life Insurance & Annuity
Charles Schwab & Company, Inc.            Company
Chase Investment Services Corporation     Oppenheimer & Company
Citicorp Investment Services, Inc.        PFS Investments, Inc.
Citigroup Global Markets Inc.             Park Avenue Securities LLC
CitiStreet Advisors LLC                   Phoenix Life Insurance Company
Citizen's Bank of Rhode Island            Plan Member Securities
Columbus Life Insurance Company           Prime Capital Services, Inc.
Commonwealth Financial Network            Primevest Financial Services, Inc.
Compass Group Investment Advisors         Protective Life Insurance Company
                                          Prudential Investment Management
CUNA Brokerage Services, Inc.                  Services LLC
CUSO Financial Services, LLP              Raymond James & Associates, Inc.
E*TRADE Clearing LLC                      Raymond James Financial Services, Inc.
Edward  Jones                             RBC Dain Rauscher Inc.
Essex National Securities, Inc.           Royal Alliance Associates, Inc.
Federal Kemper Life Assurance Company     Securities America, Inc.
                                          Security Benefit Life Insurance
Financial Network                         Company
                                          Security First-Metlife Investors
Financial Services Corporation                Insurance Company
GE Financial Assurance                     SII Investments, Inc.
GE Life & Annuity                      Signator Investors, Inc.
Genworth Financial, Inc.                   Sorrento Pacific Financial LLC
GlenBrook Life & Annuity Company       Sun Life Assurance Company of Canada
                                           Sun Life Insurance & Annuity Company
Great West Life & Annuity Company         of New York
GWFS Equities, Inc.                       Sun Life Annuity Company Ltd.
Hartford Life Insurance Company           SunTrust Bank
HD Vest Investment Services, Inc.         SunTrust Securities, Inc.
Hewitt Associates LLC                     Thrivent Financial Services, Inc.
IFMG Securities, Inc.                     Towers Square Securities, Inc.
ING Financial Advisers LLC                Travelers Life & Annuity Company
ING Financial Partners, Inc.              UBS Financial Services, Inc.
Invest Financial Corporation              Union Central Life Insurance Company
                                          United Planners Financial Services of
Investment Centers of America, Inc.             America
Jefferson Pilot Life Insurance Company    Wachovia Securities, Inc.
Jefferson Pilot Securities Corporation    Walnut Street Securities, Inc.
John Hancock Life Insurance Company       Waterstone Financial Group
JP Morgan Securities, Inc.                Wells Fargo Investments
Kemper Investors Life Insurance Company   Wescom Financial Services

     3. The first two paragraphs, including all of the bullet points therein, in the section  titled "How to Exchange  Shares," are deleted in their entirety and replaced by the following:

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be  exchanged  only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class  designation are deemed "Class A" shares for this purpose.  The prospectus of each of the Oppenheimer  funds indicates which share class or classes that fund offers and provides  information about limitations on the purchase of particular share classes, as applicable for the particular fund.
You can also obtain a current  list showing  which funds offer which  classes of shares by calling the Distributor at the telephone number indicated on the front cover of this SAI.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose those  changes at any time,  it will provide you with  notice of the changes  whenever it is required to do so by  applicable law. It may be required to provide 60 days' notice prior to materially  amending or terminating the exchange privilege, except in extraordinary circumstances.

May 12, 2008                                                      PX0000.034